Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Changes in Allowance for Loan Losses

Changes in the allowance for loan losses for the years ended December 31, 2016, 2015 and 2014 are presented below:

Commercial	2016	2015	2014
	(dollars in thousands)
Balance, beginning of year	$1,310	$1,716	$2,665
Provision (recovery) charged to operations	175	(527)	(302)
Charge-offs	(146)	(89)	(749)
Recoveries	65	210	102
Net (charge-offs)	(81)	121	(647)
Other	—	—	—
Balance, end of year	$1,404	$1,310	$1,716

Non-Commercial	2016	2015	2014
	(dollars in thousands)
Balance, beginning of year	$1,574	$2,022	$2,430
Provision (recovery) charged to operations	(263)	(93)	(87)
Charge-offs	(244)	(500)	(482)
Recoveries	236	145	161
Net (charge-offs)	(8)	(355)	(321)
Other	—	—	—
Balance, end of year	$1,303	$1,574	$2,022

Total	2016	2015	2014
	(dollars in thousands)
Balance, beginning of year	$2,884	$3,738	$5,095
Provision (recovery) charged to operations	(88)	(620)	(389)
Charge-offs	(390)	(589)	(1,231)
Recoveries	301	355	263
Net (charge-offs)	(89)	(234)	(968)
Other	—	—	—
Balance, end of year	$2,707	$2,884	$3,738

Schedule of Loans and Reserve Balances by Loan Segment Both Individually and Collectively Evaluated for Impairment

The following table shows period-end loans and reserve balances by loan segment both individually and collectively evaluated for impairment at December 31, 2016 and 2015:

December 31, 2016	Individually Evaluated		Collectively Evaluated		Total
	Reserve	Loans	Reserve	Loans	Reserve	Loans
	(dollars in thousands)
Commercial	$16	$1,993	$1,388	$190,229	$1,404	$192,222
Non-Commercial	123	4,096	1,180	145,511	1,303	149,607
Total	$139	$6,089	$2,568	$335,740	$2,707	$341,829

December 31, 2015	Individually Evaluated		Collectively Evaluated		Total
	Reserve	Loans	Reserve	Loans	Reserve	Loans
	(dollars in thousands)
Commercial	$18	$1,019	$1,292	$170,182	$1,310	$171,201
Non-Commercial	163	4,459	1,411	144,472	1,574	148,931
Total	$181	$5,478	$2,703	$314,654	$2,884	$320,132

Past Due Information of Loan Portfolio by Class

Past due loan information is used by management when assessing the adequacy of the allowance for loan loss. The following tables summarize the past due information of the loan portfolio by class:

December 31, 2016	Loans 30-89 Days Past Due	Loans 90 Days or More Past due and Non - Accrual	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
	(dollars in thousands)
Commercial	$—	$—	$—	$55,752	$55,752	$—
Real estate - commercial	—	392	392	109,360	109,752	—
Other real estate construction	106	190	296	26,422	26,718	—
Real estate construction	—	—	—	5,625	5,625	—
Real estate - residential	510	846	1,356	80,413	81,769	—
Home equity	66	22	88	50,727	50,815	—
Consumer loan	36	—	36	9,675	9,711	—
Other loans	—	—	—	1,687	1,687	—
Total	$718	$1,450	$2,168	$339,661	$341,829	$—

December 31, 2015	Loans 30-89 Days Past Due	Loans 90 Days or More Past due and Non - Accrual	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
	(dollars in thousands)
Commercial	$46	$34	$80	$52,231	$52,311	$—
Real estate - commercial	74	—	74	101,124	101,198	—
Other real estate construction	110	195	305	17,387	17,692	—
Real estate construction	—	—	—	5,629	5,629	—
Real estate - residential	1,580	541	2,121	81,298	83,419	—
Home equity	75	13	88	49,332	49,420	—
Consumer loan	39	—	39	8,943	8,982	—
Other loans	—	—	—	1,481	1,481	—
Total	$1,924	$783	$2,707	$317,425	$320,132	$—

Composition of Nonaccrual Loans by Class

The composition of nonaccrual loans by class as of December 31, 2016 and 2015 is as follows:

	2016	2015
	(dollars in thousands)
Commercial	$—	$34
Real estate - commercial	392	—
Other real estate construction	190	195
Real estate 1 – 4 family construction	—	—
Real estate – residential	846	541
Home equity	22	13
Consumer loans	—	—
Other loans	—	—
	$1,450	$783

Summary of Risk Grades of Portfolio by Class

The tables below summarize risk grades of the loan portfolio by class as of December 31, 2016 and 2015:

December 31, 2016	Pass	Watch	Sub- standard	Doubtful	Total
	(dollars in thousands)
Commercial	$54,906	$827	$19	$—	$55,752
Real estate - commercial	105,366	1,937	2,449	—	109,752
Other real estate construction	24,312	1,876	530	—	26,718
Real estate 1 - 4 family construction	5,625	—	—	—	5,625
Real estate - residential	71,105	8,551	2,113	—	81,769
Home equity	49,818	973	24	—	50,815
Consumer loans	9,545	163	3	—	9,711
Other loans	1,687	—	—	—	1,687
Total	$322,364	$14,327	$5,138	$—	$341,829

December 31, 2015	Pass	Watch	Sub- standard	Doubtful	Total
	(dollars in thousands)
Commercial	$52,096	$130	$85	$—	$52,311
Real estate - commercial	97,506	1,161	2,531	—	101,198
Other real estate construction	15,163	1,994	535	—	17,692
Real estate 1 - 4 family construction	5,526	103	—	—	5,629
Real estate - residential	71,736	9,398	2,285	—	83,419
Home equity	48,195	1,209	16	—	49,420
Consumer loans	8,583	394	5	—	8,982
Other loans	1,481	—	—	—	1,481
Total	$300,286	$14,389	$5,457	$—	$320,132

Summary of Performing and Nonperforming Loans by Class

The following tables show the breakdown between performing and nonperforming loans by class as of December 31, 2016 and 2015:

December 31, 2016	Performing	Non- Performing	Total
	(dollars in thousands)
Commercial	$55,752	$—	$55,752
Real estate - commercial	109,360	392	109,752
Other real estate construction	26,528	190	26,718
Real estate 1 – 4 family construction	5,625	—	5,625
Real estate – residential	80,923	846	81,769
Home equity	50,793	22	50,815
Consumer loans	9,711	—	9,711
Other loans	1,687	—	1,687
Total	$340,379	$1,450	$341,829

December 31, 2015	Performing	Non- Performing	Total
	(dollars in thousands)
Commercial	$52,277	$34	$52,311
Real estate - commercial	101,198	—	101,198
Other real estate construction	17,497	195	17,692
Real estate 1 – 4 family construction	5,629	—	5,629
Real estate – residential	82,878	541	83,419
Home equity	49,407	13	49,420
Consumer loans	8,982	—	8,982
Other loans	1,481	—	1,481
Total	$319,349	$783	$320,132

Summary of Loans Deemed Impaired and Specific Reserves Allocated by Class

The tables below summarize the loans deemed impaired and the amount of specific reserves allocated by class as of December 31, 2016 and 2015:

	As of December 31, 2016				Year Ended December 31, 2016
		Recorded	Recorded
	Unpaid	Investment	Investment		Average
	Principal	With No	With	Related	Recorded	Interest
	Balance	Allowance	Allowance	Allowance	Investment	Income
	(dollars in thousands)
Commercial	$29	$13	$16	$2	$31	$8
Real estate - commercial	1,671	1,552	119	9	887	64
Other real estate construction	831	190	103	5	296	6
Real estate 1 -4 family construction	6	—	6	—	9	1
Real estate - residential	3,994	2,072	1,922	123	4,434	201
Home equity	35	35	—	—	49	1
Consumer loans	61	61	—	—	71	6
Other loans	—	—	—	—	—	—
Total	$6,627	$3,923	$2,166	$139	$5,777	$287

					Year Ended
	As of December 31, 2015				December 31, 2015
		Recorded	Recorded
	Unpaid	Investment	Investment		Average
	Principal	With No	With	Related	Recorded	Interest
	Balance	Allowance	Allowance	Allowance	Investment	Income
	(dollars in thousands)
Commercial	$97	$80	$17	$2	$81	$4
Real estate - commercial	620	498	122	9	1,121	42
Other real estate construction	840	195	107	7	281	3
Real estate 1 -4 family construction	13	—	13	—	16	1
Real estate - residential	4,343	1,507	2,836	163	4,798	200
Home equity	28	28	—	—	50	1
Consumer loans	75	75	—	—	37	2
Other loans	—	—	—	—	—	—
Total	$6,016	$2,383	$3,095	$181	$6,384	$253

					Year Ended
	As of December 31, 2014				December 31, 2014
		Recorded	Recorded
	Unpaid	Investment	Investment		Average
	Principal	With No	With	Related	Recorded	Interest
	Balance	Allowance	Allowance	Allowance	Investment	Income
	(dollars in thousands)
Commercial	$98	$68	$30	$30	$117	$7
Real estate - commercial	1,820	1,242	389	145	2,641	73
Other real estate construction	934	342	54	4	1,108	6
Real estate 1 -4 family construction	20	—	20	1	109	1
Real estate - residential	5,298	1,865	3,433	257	5,865	268
Home equity	49	30	19	19	73	2
Consumer loans	69	29	40	—	83	4
Other loans	—	—	—	—	—	—
Total	$8,288	$3,576	$3,985	$456	$9,996	$361